Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of other income
	2022	2021	2020
Government grant	$194,001	$169,827	$220,245
Inspection and certification reimbursement	-	328,589	-
Sampling reimbursement	-	26,462	-
Exchange gains (losses)	31,749	3,686	(5,481)
Bank charges	(11,397)	(11,906)	(11,156)
Miscellaneous income	10,762	10,019	15,003
Miscellaneous expenses	(5,585)	(14,265)	(4,646)
Total other income, net	$219,530	512,412	$213,965